Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Beginning balance	$ 302,084	$ 272,029
(Reversal) Addition	(231,966)	38,128
Exchange rate effect	5,813	(8,073)
Ending balance	$ 75,931	$ 302,084